Consolidated Balance Sheets € in Thousands, $ in Thousands	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
ASSETS
Non-current assets	€ 44,729	€ 47,148
Intangible assets and goodwill	33,015	35,136
Internally generated software	2,221	3,503
Licenses and domains	209	128
Brands and trademarks	4,894	4,917
Purchased software	23	0
Intangible assets under development	3,691	1,090
Other intangible assets	1,173	2,314
Goodwill	20,804	23,184
Property, plant and equipment	2,015	2,082
Leasehold improvements	127	186
Other and office equipment	1,884	373
Property, plant and equipment under construction	4	1,523
Other non-current financial assets	24	23
Other non-current non-financial assets	271	0
Deferred tax assets	9,404	9,907
Current assets	18,133	22,034
Current trade and other receivables	7,004	13,820
Trade receivables	3,042	6,814
Other current financial assets	914	3,156
Other assets	3,048	3,850
Current income tax assets	34	0
Cash and cash equivalents	11,095	8,214
TOTAL ASSETS	62,862	69,182
SHAREHOLDER'S EQUITY AND LIABILITIES
Shareholder's equity	19,409	19,477
Subscribed capital	1,317	1,317
Capital reserves	49,365	48,877
Share-based payment reserve	4,149	2,747
Accumulated deficit	(36,156)	(32,581)
Accumulated other comprehensive income	734	(883)
Non-current liabilities	9,582	765
Non-current borrowings	8,375	0
Other non-current provisions	16	17
Other non-current financial liabilities	54	0
Deferred tax liabilities	1,132	725
Non-current contract liabilities	5
Non-current contract liabilities		23
Current liabilities	33,871	48,940
Current borrowings	3,750	5,850
Other current provisions	305	1,159
Current trade and other payables	12,863	21,291
Trade payables	10,166	11,489
Other current financial liabilities	878	6,515
Other liabilities	1,819	3,287
Current income tax liabilities	349	286
Current contract liabilities	16,604
Current contract liabilities		20,354
TOTAL SHAREHOLDER'S EQUITY AND LIABILITIES	€ 62,862	€ 69,182